Investment Strategy - FT Vest Equity Target Income Plus 0-3 Month Treasury ETF	Nov. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will pursue its investment objective by investing in a portfolio of (i) U.S. exchange-traded call options on the iShares 0-3 Month Treasury Bond ETF (the “Underlying ETF”); (ii) an option-put spread using exchange-traded options on the S&P 500® Index or an ETF that seeks to track the performance of the S&P 500 Index (an “S&P 500® ETF”); and (iii) U.S. Treasury securities, cash and cash-equivalents or an options box-spread.The Fund's use of exchange-traded options may include Flexible Exchange options ("FLEX Options"). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities, investments that provide exposure to U.S. Treasury securities with maturities of less than or equal to three months, and other income-producing investments. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s investment sub-advisor is Vest Financial LLC (“Vest” or the “Sub-Advisor”).The Fund seeks to provide participation in the price returns of the Underlying ETF while seeking to make distributions at an annual rate that is approximately 1.5% (before fees & expenses) and 0.85% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) over the annual yield of one-month U.S. Treasury securities (i.e., the market yield on U.S. Treasury securities at a 1-month constant maturity). Such target rate is an annualized distribution target. Accordingly, investors that hold Fund shares for less than one year should not expect to receive distributions that are approximately 1.5% (before fees & expenses) over the annual yield of one-month U.S. Treasury securities. As of August 31, 2026, the annual yield of one-month U.S. Treasury securities was 3.753%. This figure may not be indicative of what the annual yield of one-month Treasury securities may be in the future. As used herein, the annual yield of one-month U.S. Treasury securities is measured on an investment basis, which expresses the yield as an annualized return on the purchase price of the Treasury security. This differs from the discount basis on which one-month U.S. Treasury securities are typically quoted, which expresses the yield as an annualized discount from the final face value of the Treasury security. It is expected that the Fund will make distributions to shareholders on a monthly basis. There may be circumstances where a portion of a distribution made by the Fund is characterized as return of capital for tax purposes. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. See "Distribution Tax Risk." While the Fund seeks to make distributions that are above the current annual income yield of one-month U.S. Treasury securities, there is no guarantee that the Fund’s distribution target will be achieved. The Advisor will periodically assess whether the Fund’s distribution target remains reasonable as market conditions change. The Fund does not seek to achieve any specific level of total return performance compared with the total return performance of the Underlying ETF. Capital appreciation on the investments held by the Fund may be less than the capital appreciation of the Underlying ETF, and the total return performance of the Fund may be less than the total return performance of the Underlying ETF.The Fund seeks to provide long exposure to the Underlying ETF through the use of exchange-traded options contracts (including FLEX Options) that reference the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates that are otherwise standardized in typical listed options contracts. The long portion of the Fund’s portfolio consists of synthetic exposure to the Underlying ETF, which seeks to track the performance of U.S. Treasury securities with remaining maturities of less than or equal to three months. The options will have an expiration date of three months to one year and will be rolled (i.e., replaced with a new option with a new expiration date) to maintain exposure to the Underlying ETF. The Fund’s synthetic exposure to the return of the Underlying ETF is achieved through the purchase of deep-in-the-money call options that reference the Underlying ETF. A “deep-in-the-money” call option has a strike price that is significantly below the price of reference asset at the time the call option is purchased. Since the synthetic exposure to the Underlying ETF forgoes the income produced by the Underlying ETF, the options are priced at a discount roughly equal to the annualized yield of the Underlying ETF (the “Option Discount”). The Option Discount will accrete to par over the course of the option period, meaning as the options approach their expiration date and the U.S. Treasury securities approach their maturity date, the value of the options and U.S. Treasury securities will increase until it converges with its par value, which is the amount ultimately paid to the Fund. The Option Discount will permit the Fund to purchase a laddered portfolio of three short-term U.S. Treasury securities, the income from which will be distributed to investors throughout the year. An investment in the Fund is not an investment in an index or in the securities that make up the Underlying ETF. As such, the Fund only has synthetic exposure to the Underlying ETF. The Fund is subject to all potential losses if the Underlying ETF loses value which may not be offset by the income received by the Fund. The degree to which the Fund will provide exposure to the price returns of the Underlying ETF will be impacted by the returns of the Fund’s put spread strategy which is explained in greater detail below.The Fund seeks to reach its distribution target of 1.5% (before fees & expenses) over the annual yield for one-month U.S. Treasury securities from purchasing short-term U.S. Treasury securities using cash roughly equal to the Option Discount and the premiums collected by selling monthly put-spreads on the S&P 500® Index or S&P 500® ETF through the use of exchange-traded options (including FLEX Options). The Fund intends to utilize a “bullish put-spread” strategy on the S&P 500® Index or S&P 500® ETF as a means to generate income. The returns of the S&P 500® Index or S&P 500® ETF will dictate the performance of the put spread strategy. In utilizing this strategy, the Fund will, on a monthly basis, generally sell put options on the S&P 500® Index or S&P 500® ETF at a strike price approximately equal to approximately 105% of the value of the S&P 500® Index or S&P 500® ETF at the time of the sale while simultaneously purchasing put options on the S&P 500® Index or S&P 500® ETF at a strike price approximately equal to 95% of the value of the S&P 500® Index or S&P 500® ETF at the time of the sale. However, the Fund may utilize different strike prices and expiration dates as determined appropriate by the Advisor or Sub-Advisor in response to market conditions, volatility, or other relevant factors, provided that such strike prices and expiration dates are consistent with the Fund's investment objectives and risk profile. During periods when the S&P 500® Index or S&P 500® ETF experiences a gain greater than 5% over the term of the options contracts, the options packages will expire worthless and the Fund will collect the full value of the premiums received in connection with its sale of the put options comprising the options package, offset by the cost of purchasing the put options comprising the options package, while providing exposure to the price return of the Underlying ETF. The Fund is expected to underperform the price return of the Underlying ETF if the S&P 500® Index or S&P 500® ETF experiences a loss greater than the net option premium (i.e., the option premium received minus the option premium paid), minus any option premium used for distribution purposes to meet the distribution target. During periods when the S&P 500® Index or S&P 500® ETF experiences performance that falls between the strike prices at expiration over the terms of the options contracts, the Fund will provide exposure to the price return of the Underlying ETF while collecting partial value of the net premiums received in connection with its sale of the put options comprising the options package with the ultimate amount determined by the precise value of the S&P 500® Index or S&P 500® ETF at the time that the options expire or are exercised.The Fund may also invest in short-term U.S. Treasury securities and cash and cash-equivalents or may utilize a “box spread.” A box spread is an offsetting set of options that have risk and return characteristics similar to cash equivalents. A box spread consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a higher strike price than the synthetic long. The difference between the strike prices of the synthetic long and the synthetic short determines the expiration value (or value at maturity) of the box spread. The underlying reference asset of the options comprising the box spread is expected to be the S&P 500® Index. The Fund’s investments in U.S. Treasury securities, cash and cash-equivalents, or options comprising a box spread will be classified as “income-producing investments” for purposes of the Fund’s 80% investment test.Each of the options purchased and sold by the Fund are anticipated to be European-style exchange-traded options (which may include FLEX Options). European style exchange-traded options are exercisable at the strike price only on the option expiration date.The Fund’s strategy may involve frequently buying and selling portfolio securities. For additional information on the Fund's portfolio holdings, including investment terms, investment functions and the expected target maturity for each component, see "Additional Information on the Fund's Investment Objective and Strategies.”The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).The Underlying ETFThe Underlying ETF is an exchange-traded fund that seeks to track (before fees and expenses) the investment results of an index composed of U.S. Treasury bonds with remaining maturities of less than or equal to three months. BlackRock Fund Advisors serves as the Underlying ETF’s investment adviser.The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) through the SEC’s website at www.sec.gov by reference to its 33 Act File Number: 333-92935 to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated June 29, 2026 (“SGOV” refers to the Underlying ETF; other defined terms have been modified).SGOV seeks to track the investment results of the ICE® 0-3 Month US Treasury Securities Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of less than or equal to three months. As of February 28, 2026, there were 39 issues in the Underlying Index. The Underlying Index is market value weighted based on amounts outstanding of issuances consisting of publicly issued U.S. Treasury securities that have a remaining term to final maturity of less than or equal to three months as of the rebalance date and $1 billion or more of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account. In addition, the securities in the Underlying Index must have a fixed coupon schedule and be denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities and zero- coupon bonds that have been stripped from coupon-paying bonds (e.g., Separate Trading of Registered Interest and Principal of Securities). However, the amounts outstanding of qualifying coupon securities are not reduced by any individual components of such securities (i.e., coupon or principal) that have been stripped after inclusion in the Underlying Index. Securities issued or marketed primarily to retail investors do not qualify for inclusion in the Underlying Index. The Underlying Index is rebalanced on the last calendar day of each month.SGOV will invest at least 80% of its assets in the component securities of the Underlying Index, and SGOV will invest at least 90% of its assets in U.S. Treasury securities that BFA believes will help SGOV track the Underlying Index. SGOV will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help SGOV track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. SGOV seeks to track the investment results of the Underlying Index before fees and expenses of SGOV.SGOV may lend securities representing up to one-third of the value of SGOV’s total assets (including the value of any collateral received).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will pursue its investment objective by investing in a portfolio of (i) U.S. exchange-traded call options on the iShares 0-3 Month Treasury Bond ETF (the “Underlying ETF”); (ii) an option-put spread using exchange-traded options on the S&P 500® Index or an ETF that seeks to track the performance of the S&P 500 Index (an “S&P 500® ETF”); and (iii) U.S. Treasury securities, cash and cash-equivalents or an options box-spread.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund's use of exchange-traded options may include Flexible Exchange options ("FLEX Options"). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities, investments that provide exposure to U.S. Treasury securities with maturities of less than or equal to three months, and other income-producing investments. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.